Average Annual Total Returns	Prospectus #1 Delaware VIP Emerging Markets Series MSCI Emerging Markets Index (net) 1 year	Prospectus #1 Delaware VIP Emerging Markets Series MSCI Emerging Markets Index (net) 5 years	Prospectus #1 Delaware VIP Emerging Markets Series MSCI Emerging Markets Index (net) 10 years or lifetime	Prospectus #1 Delaware VIP Emerging Markets Series MSCI Emerging Markets Index (gross) 1 year	Prospectus #1 Delaware VIP Emerging Markets Series MSCI Emerging Markets Index (gross) 5 years	Prospectus #1 Delaware VIP Emerging Markets Series MSCI Emerging Markets Index (gross) 10 years or lifetime	Prospectus #1 Delaware VIP Emerging Markets Series Standard Class 1 year	Prospectus #1 Delaware VIP Emerging Markets Series Standard Class 5 years	Prospectus #1 Delaware VIP Emerging Markets Series Standard Class 10 years or lifetime	Prospectus #2 Delaware VIP Emerging Markets Series MSCI Emerging Markets Index (net) 1 year	Prospectus #2 Delaware VIP Emerging Markets Series MSCI Emerging Markets Index (net) 5 years	Prospectus #2 Delaware VIP Emerging Markets Series MSCI Emerging Markets Index (net) 10 years or lifetime	Prospectus #2 Delaware VIP Emerging Markets Series MSCI Emerging Markets Index (gross) 1 year	Prospectus #2 Delaware VIP Emerging Markets Series MSCI Emerging Markets Index (gross) 5 years	Prospectus #2 Delaware VIP Emerging Markets Series MSCI Emerging Markets Index (gross) 10 years or lifetime	Prospectus #2 Delaware VIP Emerging Markets Series Service Class 1 year	Prospectus #2 Delaware VIP Emerging Markets Series Service Class 5 years	Prospectus #2 Delaware VIP Emerging Markets Series Service Class 10 years or lifetime	Prospectus #3 Delaware VIP Small Cap Value Series Russell 2000® Value Index 1 year	Prospectus #3 Delaware VIP Small Cap Value Series Russell 2000® Value Index 5 years	Prospectus #3 Delaware VIP Small Cap Value Series Russell 2000® Value Index 10 years or lifetime	Prospectus #3 Delaware VIP Small Cap Value Series Standard Class 1 year	Prospectus #3 Delaware VIP Small Cap Value Series Standard Class 5 years	Prospectus #3 Delaware VIP Small Cap Value Series Standard Class 10 years or lifetime	Prospectus #4 Delaware VIP Small Cap Value Series Russell 2000® Value Index 1 year	Prospectus #4 Delaware VIP Small Cap Value Series Russell 2000® Value Index 5 years	Prospectus #4 Delaware VIP Small Cap Value Series Russell 2000® Value Index 10 years or lifetime	Prospectus #4 Delaware VIP Small Cap Value Series Service Class 1 year	Prospectus #4 Delaware VIP Small Cap Value Series Service Class 5 years	Prospectus #4 Delaware VIP Small Cap Value Series Service Class 10 years or lifetime	Prospectus #5 Delaware VIP Fund for Income Series ICE BofA US High Yield Constrained Index 1 year	Prospectus #5 Delaware VIP Fund for Income Series ICE BofA US High Yield Constrained Index 5 years	Prospectus #5 Delaware VIP Fund for Income Series ICE BofA US High Yield Constrained Index 10 years or lifetime	Prospectus #5 Delaware VIP Fund for Income Series Standard Class 1 year	Prospectus #5 Delaware VIP Fund for Income Series Standard Class 5 years	Prospectus #5 Delaware VIP Fund for Income Series Standard Class 10 years or lifetime	Prospectus #5 Delaware VIP Growth Equity Series Russell 1000® Growth Index 1 year	Prospectus #5 Delaware VIP Growth Equity Series Russell 1000® Growth Index 5 years	Prospectus #5 Delaware VIP Growth Equity Series Russell 1000® Growth Index 10 years or lifetime	Prospectus #5 Delaware VIP Growth Equity Series Standard Class 1 year	Prospectus #5 Delaware VIP Growth Equity Series Standard Class 5 years	Prospectus #5 Delaware VIP Growth Equity Series Standard Class 10 years or lifetime	Prospectus #5 Delaware VIP Equity Income Series Russell 1000® Value Index 1 year	Prospectus #5 Delaware VIP Equity Income Series Russell 1000® Value Index 5 years	Prospectus #5 Delaware VIP Equity Income Series Russell 1000® Value Index 10 years or lifetime	Prospectus #5 Delaware VIP Equity Income Series Standard Class 1 year	Prospectus #5 Delaware VIP Equity Income Series Standard Class 5 years	Prospectus #5 Delaware VIP Equity Income Series Standard Class 10 years or lifetime	Prospectus #5 Delaware VIP Growth and Income Series Russell 1000® Value Index 1 year	Prospectus #5 Delaware VIP Growth and Income Series Russell 1000® Value Index 5 years	Prospectus #5 Delaware VIP Growth and Income Series Russell 1000® Value Index 10 years or lifetime	Prospectus #5 Delaware VIP Growth and Income Series Standard Class 1 year	Prospectus #5 Delaware VIP Growth and Income Series Standard Class 5 years	Prospectus #5 Delaware VIP Growth and Income Series Standard Class 10 years or lifetime	Prospectus #5 Delaware VIP Opportunity Series Russell 2500™ Index 1 year	Prospectus #5 Delaware VIP Opportunity Series Russell 2500™ Index 5 years	Prospectus #5 Delaware VIP Opportunity Series Russell 2500™ Index Lifetime	Prospectus #5 Delaware VIP Opportunity Series Standard Class 1 year	Prospectus #5 Delaware VIP Opportunity Series Standard Class 5 years	Prospectus #5 Delaware VIP Opportunity Series Standard Class Lifetime	Prospectus #5 Delaware VIP Opportunity Series Standard Class Inception Date	Prospectus #5 Delaware VIP Limited Duration Bond Series Bloomberg Barclays 1-3 Year US Government/Credit Index 1 year	Prospectus #5 Delaware VIP Limited Duration Bond Series Bloomberg Barclays 1-3 Year US Government/Credit Index 5 years	Prospectus #5 Delaware VIP Limited Duration Bond Series Bloomberg Barclays 1-3 Year US Government/Credit Index Lifetime	Prospectus #5 Delaware VIP Limited Duration Bond Series Standard Class 1 year	Prospectus #5 Delaware VIP Limited Duration Bond Series Standard Class 5 years	Prospectus #5 Delaware VIP Limited Duration Bond Series Standard Class Lifetime	Prospectus #5 Delaware VIP Limited Duration Bond Series Standard Class Inception Date	Prospectus #5 Delaware VIP Special Situations Series Russell 2000® Value Index 1 year	Prospectus #5 Delaware VIP Special Situations Series Russell 2000® Value Index 5 years	Prospectus #5 Delaware VIP Special Situations Series Russell 2000® Value Index 10 years or lifetime	Prospectus #5 Delaware VIP Special Situations Series Standard Class 1 year	Prospectus #5 Delaware VIP Special Situations Series Standard Class 5 years	Prospectus #5 Delaware VIP Special Situations Series Standard Class 10 years or lifetime	Prospectus #5 Delaware VIP International Series MSCI EAFE (Europe, Australasia, Far East) Index (net) 1 year	Prospectus #5 Delaware VIP International Series MSCI EAFE (Europe, Australasia, Far East) Index (net) 5 years	Prospectus #5 Delaware VIP International Series MSCI EAFE (Europe, Australasia, Far East) Index (net) 10 years or lifetime	Prospectus #5 Delaware VIP International Series MSCI EAFE (Europe, Australasia, Far East) Index (gross) 1 year	Prospectus #5 Delaware VIP International Series MSCI EAFE (Europe, Australasia, Far East) Index (gross) 5 years	Prospectus #5 Delaware VIP International Series MSCI EAFE (Europe, Australasia, Far East) Index (gross) 10 years or lifetime	Prospectus #5 Delaware VIP International Series Standard Class 1 year	Prospectus #5 Delaware VIP International Series Standard Class 5 years	Prospectus #5 Delaware VIP International Series Standard Class 10 years or lifetime	Prospectus #5 Delaware VIP Total Return Series S&P 500® Index 1 year	Prospectus #5 Delaware VIP Total Return Series S&P 500® Index 5 years	Prospectus #5 Delaware VIP Total Return Series S&P 500® Index Lifetime	Prospectus #5 Delaware VIP Total Return Series 60% S&P 500 Index/40% Bloomberg Barclays US Aggregate Index 1 year	Prospectus #5 Delaware VIP Total Return Series 60% S&P 500 Index/40% Bloomberg Barclays US Aggregate Index 5 years	Prospectus #5 Delaware VIP Total Return Series 60% S&P 500 Index/40% Bloomberg Barclays US Aggregate Index Lifetime	Prospectus #5 Delaware VIP Total Return Series Bloomberg Barclays US Aggregate Index 1 year	Prospectus #5 Delaware VIP Total Return Series Bloomberg Barclays US Aggregate Index 5 years	Prospectus #5 Delaware VIP Total Return Series Bloomberg Barclays US Aggregate Index Lifetime	Prospectus #5 Delaware VIP Total Return Series Standard Class 1 year	Prospectus #5 Delaware VIP Total Return Series Standard Class 5 years	Prospectus #5 Delaware VIP Total Return Series Standard Class Lifetime	Prospectus #5 Delaware VIP Total Return Series Standard Class Inception Date	Prospectus #5 Delaware VIP Investment Grade Series Bloomberg Barclays US Corporate Investment Grade Index 1 year	Prospectus #5 Delaware VIP Investment Grade Series Bloomberg Barclays US Corporate Investment Grade Index 5 years	Prospectus #5 Delaware VIP Investment Grade Series Bloomberg Barclays US Corporate Investment Grade Index 10 years or lifetime	Prospectus #5 Delaware VIP Investment Grade Series Standard Class 1 year	Prospectus #5 Delaware VIP Investment Grade Series Standard Class 5 years	Prospectus #5 Delaware VIP Investment Grade Series Standard Class 10 years or lifetime	Prospectus #6 Delaware VIP International Series MSCI EAFE (Europe, Australasia, Far East) Index (net) 1 year	Prospectus #6 Delaware VIP International Series MSCI EAFE (Europe, Australasia, Far East) Index (net) 5 years	Prospectus #6 Delaware VIP International Series MSCI EAFE (Europe, Australasia, Far East) Index (net) 10 years or lifetime	Prospectus #6 Delaware VIP International Series MSCI EAFE (Europe, Australasia, Far East) Index (gross) 1 year	Prospectus #6 Delaware VIP International Series MSCI EAFE (Europe, Australasia, Far East) Index (gross) 5 years	Prospectus #6 Delaware VIP International Series MSCI EAFE (Europe, Australasia, Far East) Index (gross) 10 years or lifetime	Prospectus #6 Delaware VIP International Series Service Class 1 year	Prospectus #6 Delaware VIP International Series Service Class 5 years	Prospectus #6 Delaware VIP International Series Service Class 10 years or lifetime	Prospectus #7 Delaware VIP Total Return Series S&P 500® Index 1 year	Prospectus #7 Delaware VIP Total Return Series S&P 500® Index 5 years	Prospectus #7 Delaware VIP Total Return Series S&P 500® Index Lifetime	Prospectus #7 Delaware VIP Total Return Series 60% S&P 500 Index/40% Bloomberg Barclays US Aggregate Index 1 year	Prospectus #7 Delaware VIP Total Return Series 60% S&P 500 Index/40% Bloomberg Barclays US Aggregate Index 5 years	Prospectus #7 Delaware VIP Total Return Series 60% S&P 500 Index/40% Bloomberg Barclays US Aggregate Index Lifetime	Prospectus #7 Delaware VIP Total Return Series Bloomberg Barclays US Aggregate Index 1 year	Prospectus #7 Delaware VIP Total Return Series Bloomberg Barclays US Aggregate Index 5 years	Prospectus #7 Delaware VIP Total Return Series Bloomberg Barclays US Aggregate Index Lifetime	Prospectus #7 Delaware VIP Total Return Series Service Class 1 year	Prospectus #7 Delaware VIP Total Return Series Service Class Lifetime	Prospectus #7 Delaware VIP Total Return Series Service Class Inception Date	Prospectus #7 Delaware VIP Investment Grade Series Bloomberg Barclays US Corporate Investment Grade Index 1 year	Prospectus #7 Delaware VIP Investment Grade Series Bloomberg Barclays US Corporate Investment Grade Index 5 years	Prospectus #7 Delaware VIP Investment Grade Series Bloomberg Barclays US Corporate Investment Grade Index Lifetime	Prospectus #7 Delaware VIP Investment Grade Series Service Class 1 year	Prospectus #7 Delaware VIP Investment Grade Series Service Class Lifetime	Prospectus #7 Delaware VIP Investment Grade Series Service Class Inception Date
Total	18.31%	12.81%	3.63%	18.69%	13.22%	4.00%	25.09%	15.64%	5.09%	18.31%	12.81%	3.63%	18.69%	13.22%	4.00%	24.69%	15.33%	4.82%	4.63%	9.65%	8.66%	(1.90%)	9.04%	8.67%	4.63%	9.65%	8.66%	(2.18%)	8.74%	8.38%	6.07%	8.42%	6.61%	7.95%	7.08%	5.97%	38.49%	21.00%	17.21%	29.50%	16.44%	14.82%	2.80%	9.74%	10.50%	(0.33%)	7.95%	8.75%	2.80%	9.74%	10.50%	(0.46%)	7.86%	9.71%	19.99%	13.64%	13.19%	10.80%	9.46%	11.04%	Dec. 17, 2012	3.33%	2.21%	1.86%	3.79%	1.90%	0.97%	Jul. 01, 2014	4.63%	9.65%	8.66%	(1.85%)	6.23%	7.73%	7.82%	7.45%	5.51%	8.28%	7.97%	6.00%	7.16%	8.41%	7.50%	18.40%	15.22%	15.18%	15.68%	11.29%	10.66%	7.51%	4.44%	3.30%	0.91%	5.71%	6.01%	Dec. 17, 2012	9.89%	6.74%	5.63%	11.91%	6.24%	5.28%	7.82%	7.45%	5.51%	8.28%	7.97%	6.00%	7.16%	8.41%	7.50%	18.40%	15.22%	15.18%	15.68%	11.29%	10.66%	7.51%	4.44%	3.30%	0.54%	3.58%	Oct. 04, 2019	9.89%	6.74%	5.63%	11.57%	10.18%	Oct. 04, 2019